LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND

March 1, 2000

Dear Shareholder:

As interest rates rose, the J.P. Morgan New York Tax Exempt Bond Fund declined 0.33% over the six months ended January 31, 2000, although it did outperform its competition, which fell 1.16% over the same period, as measured by the Lipper New York Intermediate Municipal Debt Funds Average but underperformed its benchmark, the Lehman Brothers 1-16 year Municipal Bond Index, which returned -0.17%. Higher interest rates also mean that the fund's 30-day SEC yield increased to 4.60% as of January 31, which is a tax equivalent yield of 7.62% at a 39.6% federal income tax rate.

The fund's net asset value as of January 31, 2000 was $10.11, down from $10.35 on July 31, 1999, after payment of dividends of approximately $0.21 per share during the six-month period. During the period, the fund's net assets declined from approximately $115.7 million to $114.0 million. In addition, the portfolio's net assets declined from approximately $277.0 million to $260.4 million.

The report that follows includes an interview with Benjamin S. Thompson and Robert Meiselas, who manage the fund. This interview is designed to reflect what happened during the months past, as well as provide an outlook for the future.

As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please telephone your Morgan representative or J.P. Morgan Funds Services at 800-521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                          /s/ Keith M. Shappert

Ramon de Oliveira                              Keith M. Schappert
Chairman of Asset Management Services          President of Asset Management
Services J.P. Morgan & Co. Incorporated        J.P. Morgan & Co. Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS ........ 1       GLOSSARY OF TERMS .............. 5
FUND PERFORMANCE .................. 2       FUND FACTS AND HIGHLIGHTS ...... 6
PORTFOLIO MANAGER Q&A ............. 3       FINANCIAL STATEMENTS ........... 8
 -------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE                                TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS
                                           -----------------------      ------------------------------------------------------------
                                           THREE         SIX            ONE              THREE           FIVE            SINCE
AS OF JANUARY 31, 2000                     MONTHS        MONTHS         YEAR             YEARS           YEARS           INCEPTION*
------------------------------------------------------------------      ------------------------------------------------------------
J.P. Morgan New York
    Tax Exempt Bond Fund                   0.05%         -0.33%         -2.48%           3.78%           5.26%           5.03%
Lehman Brothers 1-16 year
    Municipal Bond Index**                 0.29%         -0.17%         -1.48%           4.54%           6.33%           5.83%
Lipper New York Intermediate
    Municipal Debt Funds Average           0.00%         -1.16%         -3.15%           3.52%           4.92%           4.53%

AS OF DECEMBER 31, 1999
------------------------------------------------------------------      ------------------------------------------------------------
J.P. Morgan New York
    Tax Exempt Bond Fund                  -0.16%          0.43%         -0.84%           3.93%           5.69%           5.06%
Lehman Brothers 1-16 year
    Municipal Bond Index**                -0.04%          0.54%         -0.06%           4.72%           6.69%           5.95%
Lipper New York Intermediate
    Municipal Debt Funds Average          -0.43%         -0.28%         -1.59%           3.73%           5.36%           4.68%

* THE FUND COMMENCED OPERATIONS ON APRIL 11, 1994, AND HAS PROVIDED A TOTAL RETURN OF 4.91% FROM THAT DATE THROUGH JANUARY 31, 2000. FOR THE PURPOSE OF COMPARISON, THE "SINCE INCEPTION" RETURNS IN THE TABLE ABOVE ARE CALCULATED FROM APRIL 30, 1994, THE FIRST DATE WHEN DATA FOR THE FUND, ITS BENCHMARK, AND ITS LIPPER CATEGORY AVERAGE WERE ALL AVAILABLE.

** PRIOR TO MAY 1, 1997 THE BENCHMARK WAS THE LEHMAN BROTHERS 1-15 YEAR MUNICIPAL BOND INDEX. COMMENCING MAY 1, 1997 THE BENCHMARK IS THE LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX. BOTH ARE UNMANAGED INDICES THAT MEASURE MUNICIPAL BOND MARKET PERFORMANCE. THEY DO NOT INCLUDE FEES OR EXPENSES AND ARE NOT AVAILABLE FOR ACTUAL INVESTMENT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF DISTRIBUTIONS, AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING RESOURCE FOR MUTUAL FUND DATA.

PORTFOLIO MANAGER Q&A

Benjamin S. Thompson and Robert Meiselas are both members of the portfolio management team responsible for managing the master portfolio in which the fund invests. They sat down on February 22, 2000 to discuss the fund's performance over the six months ended January 31, 2000. Below are highlights of that discussion, which represent the views of both Ben and Bob as of that date.

[PHOTO]

BENJAMIN S. THOMPSON, vice president, is senior fixed income portfolio manager and head of J.P. Morgan's municipal bond strategies. His responsibilities include coordination of strategy and research, portfolio structuring and trade execution for U.S. tax-aware fixed income accounts. Prior to joining Morgan in 1999, Ben was a senior fixed income portfolio manager at Goldman Sachs Asset Management. Earlier, he was in the structured finance group of the Chase Manhattan Bank. He holds a B.A. in economics from Colorado College.

[PHOTO]

ROBERT MEISELAS, vice president, is a portfolio manager with the U.S. Fixed Income Group responsible for managing municipal bonds, including tax exempt private placements. Bob is a CPA and joined Morgan's financial group in 1982, after spending 10 years at Coopers & Lybrand. He also spent five years in J.P. Morgan's Private Banking Investment Management Group, and moved to J.P. Morgan Investment Management in 1997. Bob holds a B.S. in accounting from St. John's University and a M.S. in taxation from Long Island University.


THE LAST SIX MONTHS HAVE BEEN DIFFICULT FOR BOND INVESTORS. WHAT HAPPENED?

Municipal bond yields rose dramatically along with interest rates in general in the United States during the six months ended January 31. For example, 30-year municipal yields (AAA general obligation debt) rose by 62 basis points during the reporting period. Yields in the 10-year sector, where this fund is focused, rose by a somewhat smaller margin, 48 basis points. So fortunately, the 10-year sector was less volatile and outperformed longer-term holdings, although returns were still negative.

DESPITE THIS TURBULENCE, THE FUND DID PERFORM BETTER THAN ITS PEERS. HOW DID YOU DO IT?

J.P. Morgan Investment Management's overall defensive posture benefited shareholders. We held the portfolio's duration shorter than that of most funds within the Lipper Intermediate Municipal Debt peer group, and that helped performance. Morgan's core fixed income strategy (primarily focusing on investments in the short and intermediate parts of the yield curve) also contributed to greater price insulation in a bearish environment.

IN WHAT WAY?

Our conservative yield curve strategy focused primarily on short and intermediate maturities (between 3 and 15 years as opposed to 20+ years). For example, over the six months ended January 31, 5- and 10-year municipal yields rose approximately 60 and 48 basis points, respectively, as compared to 78 and 62 bps for 20- and 30-year maturities. Therefore, fund investors clearly benefited from underexposure to the longer maturities where significant price volatility and depreciation occurred.

DID COUPON STRATEGY HELP?

The fund's return was also enhanced by a conservative coupon strategy focusing largely on higher coupon premium bonds rather than bonds priced at or near the coupon or at a significant discount. These premium coupons insulated the fund's price as interest rates rose rapidly.

ANYTHING ELSE?

Other factors that helped performance include opportunistic relative value trading, credit-specific analysis and taking advantage of various state-specific supply/demand imbalances.

WHAT ARE THE CURRENT CONDITIONS IN THE NEW YORK MUNICIPAL BOND MARKET? HOW DO THEY DIFFER FROM THE NATIONAL MARKET?

The New York tax exempt market is quite similar to that of the national market as a whole. In general, the New York market suffers from a significant supply and demand imbalance. Essentially, the current supply of New York municipal debt is inadequate to satisfy strong investor demand. As a result, quality spreads generally are tighter than they have been when New York bonds have been more readily available.

WHAT IS YOUR MARKET OUTLOOK?

After having been bearish for the past year or so, we are now beginning to adopt a less negative outlook on interest rates. We also feel that the bond market currently has priced in at least one more tightening by the Federal Reserve in March and perhaps one more soon after that. In the municipal bond market, a decrease in new issue supply could provide price stability and boost relative asset class performance. At substantially higher rates we feel that many issuers would be reluctant to take on additional debt and most potential refunding candidates would be out-of-the-money. The dramatic treasury yield curve inversion also should have a flattening "pull" on the municipal market over the next several months. Credit quality spreads are relatively tight within the investment grade sector but remain quite wide in higher-yielding sectors that still carry a significant degree of event risk such as health care.

HOW IS THE FUND POSITIONED?

We intend to incorporate more of a barbell position on the yield curve to take advantage of the flattening that we anticipate. We intend to upgrade credit quality within the investment grade sector while continuing to perform rigorous credit research on isolated situations in the more esoteric and seemingly better yielding sectors such as health care and private placements.

GLOSSARY OF TERMS

BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example, if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's or Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of the security to a change in interest rates. The longer the duration, the more sensitive the bond is to interest rate moves. For example, a bond with a five-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%), while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement, or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

YIELD CURVE: A graph showing the term structure of interest rates at a point in time, ranging from the shortest to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1% or 100 basis points.

ZERO COUPON BOND: A debt instrument sold at a discount to its face value. The bond makes no payment until maturity, at which time it is redeemed at face value. Effectively, the interest received is the difference between face value and the price paid for the security.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan New York Tax Exempt Bond Fund seeks to provide a high level of tax-exempt income for New York residents consistent with moderate risk of capital. It is designed for investors subject to federal and New York State income taxes who seek a high level of income which is free from federal, state, and New York City personal income taxes.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
4/11/94

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 1/31/00
$114,044,939

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 1/31/00
$260,357,516

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
Monthly

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/13/00


EXPENSE RATIO
The fund's annualized current expense ratio of 0.70% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.


FUND HIGHLIGHTS
ALL DATA AS OF JANUARY 31, 2000


PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

REVENUE BONDS              70.6%
PRIVATE PLACEMENTS         12.6%
GENERAL OBLIGATIONS        12.1%
SHORT-TERM & OTHER          4.7%


30-DAY SEC YIELD
4.60%*


DURATION
5.47 years


QUALITY PROFILE
AAA-A             78.8%
Other             21.2%


*YIELD IS NET OF FEES AND REFLECTS THE REIMBURSEMENT OF CERTAIN EXPENSES AS DISCUSSED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, THE 30-DAY SEC YIELD WOULD HAVE BEEN LOWER.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC., A WHOLLY OWNED SUBSIDIARY OF J.P. MORGAN & CO. INC., IS THE PORTFOLIO'S INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

The fund invests through a master portfolio (another fund with the same objective). Opinions expressed herein are based on current market conditions and are subject to change without notice. Income may be subject to state and local taxes. Some income may be subject to the federal alternative minimum tax for certain investors. Capital gains are not exempt from taxes.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investment in The New York Tax Exempt Bond
  Portfolio ("Portfolio"), at value                $112,325,554
Receivable for Shares of Beneficial Interest Sold     1,900,000
Receivable for Expense Reimbursements                     2,408
Prepaid Trustees' Fees                                      327
Prepaid Expenses and Other Assets                           420
                                                   ------------
    Total Assets                                    114,228,709
                                                   ------------
LIABILITIES
Dividends Payable to Shareholders                        76,528
Payable for Shares of Beneficial Interest
  Redeemed                                               50,000
Shareholder Servicing Fee Payable                        24,046
Administrative Services Fee Payable                       2,377
Administration Fee Payable                                  113
Fund Services Fee Payable                                    39
Accrued Expenses                                         30,667
                                                   ------------
    Total Liabilities                                   183,770
                                                   ------------
NET ASSETS
Applicable to 11,283,040 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $114,044,939
                                                   ============
Net Asset Value, Offering and Redemption Price
  Per Share                                              $10.11
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $117,165,199
Undistributed Net Investment Income                      21,047
Accumulated Net Realized Loss on Investment          (1,631,408)
Net Unrealized Depreciation of Investment            (1,509,899)
                                                   ------------
    Net Assets                                     $114,044,939
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                    $ 2,763,603
Allocated Portfolio Expenses                                    (221,506)
                                                             -----------
    Net Investment Income Allocated from
      Portfolio                                                2,542,097
FUND EXPENSES
Shareholder Servicing Fee                          $146,562
Administrative Services Fee                          14,730
Transfer Agent Fees                                  13,876
Professional Fees                                     6,182
Registration Fees                                     4,022
Fund Services Fee                                       989
Administration Fee                                      787
Trustees' Fees and Expenses                             490
Miscellaneous                                         9,625
                                                   --------
    Total Fund Expenses                             197,263
Less: Reimbursement of Expenses                      (8,284)
                                                   --------
NET FUND EXPENSES                                                188,979
                                                             -----------
NET INVESTMENT INCOME                                          2,353,118
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                   (1,453,664)
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                         (1,323,177)
                                                             -----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $  (423,723)
                                                             ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED    FOR THE FOUR
                                                   JANUARY 31, 2000  MONTHS ENDED
                                                     (UNAUDITED)     JULY 31, 1999
                                                   ----------------  -------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     2,353,118   $  1,464,503
Net Realized Loss on Investment Allocated from
  Portfolio                                             (1,453,664)      (170,050)
Net Change in Unrealized Depreciation of
  Investment Allocated from Portfolio                   (1,323,177)    (2,846,951)
                                                   ---------------   ------------
    Net Decrease in Net Assets Resulting from
      Operations                                          (423,723)    (1,552,498)
                                                   ---------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                   (2,353,118)    (1,464,503)
Net Realized Gain                                               --       (277,867)
                                                   ---------------   ------------
    Total Distributions to Shareholders                 (2,353,118)    (1,742,370)
                                                   ---------------   ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold        18,069,710     13,194,347
Reinvestment of Dividends and Distributions              1,915,764      1,435,861
Cost of Shares of Beneficial Interest Redeemed         (18,854,094)   (14,796,491)
                                                   ---------------   ------------
    Net Increase (Decrease) from Transactions in
      Shares of Beneficial Interest                      1,131,380       (166,283)
                                                   ---------------   ------------
    Total Decrease in Net Assets                        (1,645,461)    (3,461,151)
NET ASSETS
Beginning of Period                                    115,690,400    119,151,551
                                                   ---------------   ------------
End of Period (including undistributed net
  investment income of $21,047 and $21,047,
  respectively)                                    $   114,044,939   $115,690,400
                                                   ===============   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                FOR THE
                                            SIX MONTHS ENDED    FOR THE FOUR     FOR THE FISCAL YEAR ENDED MARCH 31,
                                            JANUARY 31, 200     MONTHS ENDED    --------------------------------------
                                              (UNAUDITED)      JULY 31, 1999      1999      1998      1997      1996
                                            ----------------  ----------------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD            $  10.35          $  10.66      $  10.62  $ 10.28   $ 10.34   $ 10.11
                                                --------          --------      --------  -------   -------   -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.21              0.13          0.42     0.46      0.46      0.46
Net Realized and Unrealized Gain (Loss) on
  Investments                                      (0.24)            (0.28)         0.14     0.40     (0.03)     0.26
                                                --------          --------      --------  -------   -------   -------
Total from Investment Operations                   (0.03)            (0.15)         0.56     0.86      0.43      0.72
                                                --------          --------      --------  -------   -------   -------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                              (0.21)            (0.13)        (0.42)   (0.46)    (0.46)    (0.46)
Net Realized Gain                                     --             (0.03)        (0.10)   (0.06)    (0.03)    (0.03)
                                                --------          --------      --------  -------   -------   -------
Total Distributions to Shareholders                (0.21)            (0.16)        (0.52)   (0.52)    (0.49)    (0.49)
                                                --------          --------      --------  -------   -------   -------

NET ASSET VALUE, END OF PERIOD                  $  10.11          $  10.35      $  10.66  $ 10.62   $ 10.28   $ 10.34
                                                ========          ========      ========  =======   =======   =======

RATIOS AND SUPPLEMENTAL DATA
Total Return                                       (0.33)%(a)        (1.41)%(a)     5.39%    8.49%     4.19%     7.16%
Net Assets, End of Period (in thousands)        $114,045          $115,690      $119,152  $85,161   $56,198   $50,523
Ratios to Average Net Assets
  Net Expenses                                      0.70%(b)          0.70%(b)      0.70%    0.71%     0.75%     0.75%
  Net Investment Income                             4.00%(b)          3.82%(b)      3.95%    4.33%     4.44%     4.43%
  Expenses without Reimbursement                    0.71%(b)          0.78%(b)      0.74%    0.77%     0.81%     0.79%

------------------------
(a) Not Annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The J.P. Morgan New York Tax Exempt Bond Fund (the "fund") is a separate series of the J.P. Morgan Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on April 11, 1994. At a meeting on November 12, 1998, the trustees elected to change the fund's fiscal year end from March 31 to July 31.

The fund invests all of its investable assets in The New York Tax Exempt Bond Portfolio (the "portfolio"), a non-diversified open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (43% at January 31, 2000). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   e) The fund is treated as a separate entity for federal income tax purposes. The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the six months ended January 31, 2000, the fee for these services amounted to $787.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Institutional Funds invest (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended January 31, 2000, the fee for these services amounted to $14,730.

      In addition, Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.70% of the average daily net assets of the fund. This reimbursement arrangement can be changed or terminated at any time after November 28, 2000, at the option of Morgan. For the six months ended January 31, 2000, Morgan has agreed to reimburse the fund $8,284 for expenses under this agreement.

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the fund. For the six months ended January 31, 2000, the fee for these services amounted to $146,562.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------
      Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs in performing its services amounted to $989 for the six months ended January 31, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the fund's allocated portion of these total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $200.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                     FOR THE SIX     FOR THE FOUR
                                                     MONTHS ENDED    MONTHS ENDED
                                                   JANUARY 31, 2000  JULY 31, 1999
                                                   ----------------  -------------
Shares sold......................................        1,767,408      1,260,215
Reinvestment of dividends and distributions......          187,341        137,469
Shares redeemed..................................       (1,846,772)    (1,403,433)
                                                   ---------------    -----------
Net Increase (Decrease)..........................          107,977         (5,749)
                                                   ===============    ===========

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement ( the "Agreement") on May 27, 1998, with unaffiliated lenders. Additionally, since all of the investable assets of the fund are in the portfolio, the portfolio is party to certain covenants of the Agreement. The Agreement expired on May 26, 1999, however, the fund as party to the Agreement has renewed the Agreement and will continue its participation therein for an additional 364 days until May 23, 2000. The maximum borrowing under the Agreement is $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. The funds pay a commitment fee at an annual rate of 0.085% (0.065% prior to May 26, 1999) on the unused portion of the committed amount. This is allocated to the funds in accordance with procedures established by their respective trustees. There were no outstanding borrowings to the Agreement at January 31, 2000.

The New York Tax Exempt Bond Portfolio
Semiannual Report January 31, 2000
(unaudited)
(The following pages should be read in conjunction with J.P. Morgan New York Tax Exempt Bond Fund
Semiannual Financial Statements)

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                         MOODY'S/
    AMOUNT                                                SECURITY     S&P      MATURITY
(IN THOUSANDS)            SECURITY DESCRIPTION              TYPE     RATING       DATE      RATE      VALUE
--------------  ----------------------------------------  --------  ---------  -----------  -----  ------------
LONG-TERM INVESTMENTS (97.1%)
CALIFORNIA (0.3%)
   $   812      Kaweah Delta Hospital District, Tulare
                  County, (Series F, due 06/01/14)......     PP       NR/NR    06/01/00(a)  5.250% $    808,460
                                                                                                   ------------

ILLINOIS (1.1%)
     3,000      Illinois Development Finance Authority..     PP       NR/NR    08/01/28     4.900     2,954,430
                                                                                                   ------------

MICHIGAN (1.1%)
     2,334      City of Detroit Public School...........     PP       NR/NR    10/15/01     5.485     2,345,631
       365      City of Detroit Public School, (Public
                  Power Revenue)........................     PP       NR/NR    10/15/00     4.550       368,713
                                                                                                   ------------
                    TOTAL MICHIGAN......................                                              2,714,344
                                                                                                   ------------

NEW YORK (91.9%)
     4,200      City University of New York, (John Jay
                  College, Refunding), MBIA Insured.....     RB      Aaa/AAA   08/15/05     5.750     4,330,956
     4,000      Erie County Water Authority, (Water
                  Revenue, Refunding, Escrowed to
                  Maturity, Series A), AMBAC Insured....     RB      Aaa/AAA   12/01/04     5.000     4,020,280
     5,710      Long Island Power Authority, (Electric
                  Systems Revenue), FSA Insured.........     RB      Aaa/AAA   04/01/04     4.000     5,383,731
     5,000      Long Island Power Authority, (Electric
                  Systems Revenue, Series A), AMBAC
                  Insured...............................     RB      Aaa/AAA   12/01/08     5.500     5,063,150
     3,500      Long Island Power Authority, (New York
                  Electric Systems, Refunding, Series
                  A), AMBAC Insured.....................     RB      Aaa/AAA   12/01/11     5.500     3,492,335
     4,000      Metropolitan Transportation Authority,
                  (Commuter Facilities, Refunding,
                  Series D), MBIA Insured...............     RB      Aaa/AAA   07/01/06     6.000     4,196,240
     5,500      Metropolitan Transportation Authority,
                  (Dedicated Tax Fund, Series A), MBIA
                  Insured...............................     RB      Aaa/AAA   04/01/11     6.250     5,828,570
     3,840      Metropolitan Transportation Authority,
                  (Service Contract, Transportation
                  Facilities, Series O), MBIA-IBC
                  Insured...............................     RB      Aaa/AAA   07/01/08     5.750     3,948,403
     1,065      Monroe County, (Public Improvement,
                  Escrowed to Maturity, Series 1995),
                  AMBAC Insured.........................     GO      Aaa/AAA   06/01/08     5.875     1,113,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

PRINCIPAL                                                           MOODY'S/
  AMOUNT                                                  SECURITY   S&P       MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION              TYPE      RATING      DATE        RATE    VALUE
--------------  ----------------------------------------  --------  ---------  -----------  -----  ------------
NEW YORK (CONTINUED)
   $    65      Monroe County, (Public Improvement,
                  Unrefunded Balance, Series 1995),
                  AMBAC Insured.........................     GO      Aaa/AAA   06/01/08     5.875% $     67,930
     5,000      Municipal Assistance Corp. for the City
                  of New York, (Series H)...............     RB      Aa2/AA    07/01/06     6.250     5,296,150
     5,000      Municipal Assistance Corp. for the City
                  of New York (Series H)................     RB      Aa2/AA    07/01/05     6.000     5,220,750
     2,150      Municipal Assistance Corp. for the City
                  of New York, (Refunding, Series G)....     RB      Aa2/AA    07/01/05     6.000     2,244,922
     1,460      New York City Industrial Development
                  Agency, (Civil Facilities Revenue,
                  YMCA Greater New York Project)........     RB      Baa3/NR   08/01/05     6.000     1,473,330
     1,000      New York City Industrial Development
                  Agency, (IDR, Brooklyn Navy Yard,
                  Cogen Partners, Refunding)............     RB     Baa3/BBB-  10/01/22     6.200       929,790
     5,000      New York City Municipal Water Finance
                  Authority, (Water & Sewer Systems
                  Revenue, Prerefunded, Series B due
                  06/15/20).............................     RB      Aaa/AAA   06/15/06(a)  6.250     5,356,450
     4,000      New York City Transitional Finance
                  Authority, (Future Tax Secured, Series
                  B)....................................     RB      Aa3/AA    11/15/14     6.125     4,118,320
     4,500      New York City, (Health & Hospital Corp.
                  Revenue, Prerefunded, Series A, due
                  02/15/20).............................     RB      Aaa/AAA   02/15/03(a)  6.300     4,766,265
       695      New York City, (Prerefunded, Series D,
                  due 02/15/07).........................     GO       A3/A-    02/15/05(a)  5.750       723,036
     1,000      New York City, (Refunding, Series G),
                  MBIA-IBC Insured......................     GO      Aaa/AAA   02/01/09     6.750     1,090,210
     4,000      New York City, (Series I), MBIA
                  Insured...............................     GO      Aaa/AAA   04/15/07     6.250     4,229,440
     4,305      New York City, (Unrefunded Balance,
                  Series D).............................     GO       A3/A-    02/15/07     5.750     4,394,286
    10,000      New York Convention Center Operating
                  Corp., (Yale Building Acquisition
                  Project)..............................     PP       NR/NR    12/01/04     6.500     9,885,200
     7,033      New York Office of Temporary and
                  Disability Assistance.................     PP       NR/NR    07/01/04     5.210     7,038,512
     6,059      New York Office of Temporary and
                  Disability Assistance, (General
                  Obligation)...........................     PP       NR/NR    03/31/05     4.480     6,050,483
     4,375      New York State..........................     GO       A2/A+    03/01/07     6.000     4,545,494
     4,485      New York State Dormitory Authority,
                  (City University, Prerefunded, due
                  07/01/19), MBIA Insured...............     RB      Aaa/AAA   07/01/04(a)  6.250     4,729,612

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

PRINCIPAL                                                           MOODY'S/
  AMOUNT                                                  SECURITY   S&P       MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION              TYPE      RATING      DATE        RATE    VALUE
--------------  ----------------------------------------  --------  ---------  -----------  -----  ------------
NEW YORK (CONTINUED)
   $ 2,280      New York State Dormitory Authority,
                  (Columbia University).................     RB      Aaa/AAA   07/01/07     5.250% $  2,304,943
     3,745      New York State Dormitory Authority,
                  (Concord Nursing Home)................     RB       A1/NR    07/01/16     6.250     3,732,454
     2,000      New York State Dormitory Authority,
                  (Cornell University)..................     RB      Aa2/AA    07/01/08     5.300     2,014,960
     2,500      New York State Dormitory Authority, (FHA
                  Hospital New York & Presbyterian,
                  Refunding), AMBAC-FHA Insured.........     RB      Aaa/AAA   08/01/13     4.400     2,462,000
       280      New York State Dormitory Authority,
                  (Long Island Jewish Medical Center,
                  Refunding), MBIA Insured..............     RB      Aaa/AAA   07/01/05     5.000       279,244
     2,000      New York State Dormitory Authority,
                  (Memorial Sloan Kettering Cancer,
                  Series C), MBIA Insured...............     RB      Aaa/AAA   07/01/19     5.750     1,938,260
     5,650      New York State Dormitory Authority,
                  (Mental Health Services Facilities,
                  Refunding, Series B)..................     RB       A3/A-    02/15/06     6.000     5,853,626
     2,000      New York State Dormitory Authority, (New
                  York University, Series A), MBIA
                  Insured...............................     RB      Aaa/AAA   07/01/06     5.000     1,989,820
     2,530      New York State Dormitory Authority,
                  (North Shore University Hospital,
                  Refunding), MBIA Insured..............     RB      Aaa/AAA   11/01/10     5.500     2,540,879
     3,450      New York State Dormitory Authority,
                  (Pratt Institute).....................     RB       NR/AA    07/01/14     6.250     3,521,691
     2,000      New York State Dormitory Authority,
                  (Secondary Hospital, North General
                  Hospital, Refunding, Series G)........     RB     Baa1/BBB+  02/15/05     5.500     1,985,320
     1,500      New York State Dormitory Authority,
                  (State University Educational
                  Facilities, Refunding, Series A)......     RB       A3/A-    05/15/04     6.500     1,579,635
     3,000      New York State Dormitory Authority,
                  (State University Educational
                  Facilities, Refunding, Series A), FGIC
                  Insured...............................     RB      Aaa/AAA   05/15/11     5.875     3,102,360
     1,210      New York State Dormitory Authority,
                  (University of Rochester, Series A)...     RB       A1/A+    07/01/06     6.500     1,300,750
    10,000      New York State Environmental Facilities
                  Corp., (PCR, State Water, Revolving
                  Fund, New York City Municipal
                  Water)................................     RB      Aa1/AA-   06/15/10     5.750    10,261,800

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

PRINCIPAL                                                           MOODY'S/
  AMOUNT                                                  SECURITY   S&P       MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION              TYPE      RATING      DATE        RATE    VALUE
--------------  ----------------------------------------  --------  ---------  -----------  -----  ------------
NEW YORK (CONTINUED)
   $ 5,000      New York State Environmental Facilities
                  Corp., (PCR, State Water, Revolving
                  Fund, New York City Municipal Water,
                  Refunding)............................     RB      Aa1/AA-   06/15/11     5.750% $  5,098,000
     1,000      New York State Environmental Facilities
                  Corp., (State Clean Water & Drinking,
                  Revolving Funds, Second Resolution,
                  Series F).............................     RB      Aa1/AA-   06/15/07     5.250     1,002,930
     8,350      New York State Local Government
                  Assistance Corp., (Refunding, Series
                  E)....................................     RB       A3/A+    04/01/14     6.000     8,583,633
     2,000      New York State Power Authority, (Revenue
                  & General Purpose, Refunding, Escrowed
                  to Maturity, Series W)................     RB      Aaa/AAA   01/01/03     6.625     2,100,720
     5,105      New York State Thruway Authority,
                  (Highway & Bridge, Series C), FGIC
                  Insured...............................     RB      Aaa/AAA   04/01/08     5.500     5,185,455
     4,950      New York State Thruway Authority,
                  (Service Contract Revenue, Local
                  Highway & Bridge, Prerefunded, due
                  04/01/05).............................     RB      Baa1/NR   04/01/15(a)  6.450     5,346,940
     2,000      New York State Thruway Authority,
                  (Service Contract, Local Highway &
                  Bridge)...............................     RB     Baa1/BBB+  04/01/05     6.000     2,069,860
     2,000      New York State Thruway Authority,
                  (Service Contract, Local Highway &
                  Bridge, Refunding)....................     RB     Baa1/BBB+  04/01/04     5.500     2,027,760
     2,470      New York State Urban Development Corp.,
                  (Center for Industrial Innovation,
                  Refunding)............................     RB     Baa1/BBB+  01/01/06     6.250     2,585,794
     2,000      New York State Urban Development Corp.,
                  (Correctional Capital Facilities,
                  Series 6).............................     RB      Baa1/A-   01/01/03     6.000     2,052,360
     2,635      New York State Urban Development Corp.,
                  (Sub Lien, Corporate Purpose,
                  Refunding)............................     RB       A2/A     01/01/06     6.000     2,728,174
     5,250      New York State, (Refunding,
                  Series A).............................     GO       A2/A     07/15/06     6.500     5,610,255
     1,350      New York State, (Refunding,
                  Series C).............................     GO       A2/A     10/01/04     6.000     1,403,149
     1,395      Niagra Falls, (City School District,
                  High School Facility).................     RB     Baa3/BBB-  06/15/06     5.625     1,389,099
     1,000      Orange County, (Refunding)..............     GO      Aa2/NR    11/15/04     5.500     1,024,840

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

PRINCIPAL                                                           MOODY'S/
  AMOUNT                                                  SECURITY   S&P       MATURITY
(IN THOUSANDS)          SECURITY DESCRIPTION              TYPE      RATING      DATE        RATE    VALUE
--------------  ----------------------------------------  --------  ---------  -----------  -----  ------------
NEW YORK (CONTINUED)
   $ 7,730      Port Authority of New York & New Jersey,
                  (Special Project, JFK International
                  Air Terminal, Series 6), MBIA
                  Insured...............................     RB      Aaa/AAA   12/01/11     6.250% $  8,232,682
     4,365      Suffolk County, (Southwest Sewer
                  District, Refunding), MBIA Insured....     GO      Aaa/AAA   02/01/08     6.000     4,576,833
     3,690      Tobacco Settlement Asset Securitization
                  Corp., Inc., (Tobacco Flexible
                  Amortization Bonds, Series 1).........     RB      Aa1/A+    07/15/06     4.800     3,605,093
     4,175      Tobacco Settlement Asset Securitization
                  Corp., Inc., (Tobacco Flexible
                  Amortization Bonds, Series 1).........     RB      Aa1/A+    07/15/07     4.875     4,073,130
     2,690      Tobacco Settlement Asset Securitization
                  Corp., Inc., (Tobacco Flexible
                  Amortization Bonds, Series 1).........     RB      Aa1/A+    07/15/08     5.000     2,616,805
     1,500      Triborough Bridge & Tunnel Authority,
                  (General Purpose, Refunding, Series
                  Y)....................................     RB      Aa3/A+    01/01/07     5.900     1,553,955
     2,580      Triborough Bridge & Tunnel Authority,
                  (General Purpose, Series B)...........     RB      Aa3/A+    01/01/11     5.750     2,620,558
     3,960      Triborough Bridge & Tunnel Authority,
                  (Special Obligation, Refunding, Series
                  A), FGIC Insured......................     RB      Aaa/AAA   01/01/07     5.500     4,027,676
     2,000      Trust for Cultural Resources of the City
                  of New York, (Public Power Revenue,
                  Series 1999)..........................     PP       NR/NR    01/01/08     4.600     1,917,420
     3,230      Yonkers, (Series C), AMBAC Insured......     GO      Aaa/AAA   08/01/04     5.500     3,295,440
                                                                                                   ------------
                    TOTAL NEW YORK......................                                            239,133,148
                                                                                                   ------------

NORTH CAROLINA (2.0%)
     5,000      North Carolina Municipal Power Agency,
                  (Catawba Electric Revenue, Series B)..     RB     Baa1/BBB+  01/01/08     6.375     5,107,000
                                                                                                   ------------

PUERTO RICO (0.7%)
     1,838      Commonwealth of Puerto Rico, (General
                  Obligation)...........................     PP       NR/NR    12/04/03     7.469     1,914,929
                                                                                                   ------------
                    TOTAL LONG TERM INVESTMENTS (COST $256,361,496)..............................   252,632,311
                                                                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

                                                         MOODY'S/
                                                            S&P
   SHARES                SECURITY DESCRIPTION             RATING      RATE           VALUE
-------------  ----------------------------------------  ---------  ---------     ------------
SHORT-TERM INVESTMENTS (4.8%)
OTHER INVESTMENT COMPANIES (4.8%)
 12,572,497    J.P. Morgan Institutional Tax Exempt
                 Money Market Fund
                 (cost $12,572,497)....................   Aaa/AAA     3.200%(y)   $ 12,572,497
                                                                                  ------------
               TOTAL INVESTMENTS (COST $268,933,993) (101.9%)................      265,204,808
               LIABILITIES IN EXCESS OF OTHER ASSETS (-1.9%).................       (4,847,292)
                                                                                  ------------
               NET ASSETS (100.0%)...........................................     $260,357,516
                                                                                  ============

------------------------------
Note: Based on the cost of investments of $268,933,993 for federal income tax purposes at January 31, 2000, the aggregate gross unrealized appreciation and depreciation was $463,798 and $4,192,983, respectively, resulting in net unrealized depreciation of investments of $3,729,185.

(a)The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The final maturity date is indicated in the security description.

(y)Yield to Maturity.

AMBAC - Ambac Indemnity Corp., FGIC - Financial Guaranty Insurance Company,
FHA - Federal Housing Authority, FSA - Financial Securities Assurance, GO - General Obligation, IBC - IBC Financial Data, Inc., IDR - Industrial Development Revenue, MBIA - Municipal Bond Investors Assurance Corp., NR - Not Rated, PCR - Pollution Control Revenue, PP - Private Placement, RB - Revenue Bond.

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover payments of principal and interest at the maturity which coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $268,933,993)           $265,204,808
Interest Receivable                                   3,184,194
Prepaid Trustees' Fees                                      193
Prepaid Expenses and Other Assets                         1,108
                                                   ------------
    Total Assets                                    268,390,303
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     7,893,026
Advisory Fee Payable                                     66,766
Administrative Services Fee Payable                       8,839
Administration Fee Payable                                  161
Fund Services Fee Payable                                    90
Accrued Expenses                                         63,905
                                                   ------------
    Total Liabilities                                 8,032,787
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $260,357,516
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                              $ 6,408,497
EXPENSES
Advisory Fee                                       $407,169
Custodian Fees and Expenses                          41,325
Administrative Services Fee                          34,268
Fund Services Fee                                     2,303
Trustees' Fees and Expenses                           1,286
Administration Fee                                    1,076
Miscellaneous                                        26,387
                                                   --------
    Total Expenses                                               513,814
                                                             -----------
NET INVESTMENT INCOME                                          5,894,683
NET REALIZED LOSS ON INVESTMENTS                              (3,352,554)
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS                                                 (3,126,182)
                                                             -----------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $  (584,053)
                                                             ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX     FOR THE FOUR
                                                     MONTHS ENDED    MONTHS ENDED
                                                   JANUARY 31, 2000  JULY 31, 1999
                                                   ----------------  -------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     5,894,683   $  4,079,089
Net Realized Loss on Investments                        (3,352,554)      (774,564)
Net Change in Unrealized Depreciation of
  Investments                                           (3,126,182)    (7,106,907)
                                                   ---------------   ------------
    Net Decrease in Net Assets Resulting from
      Operations                                          (584,053)    (3,802,382)
                                                   ---------------   ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           31,086,620     30,864,819
Withdrawals                                            (47,143,069)   (70,994,351)
                                                   ---------------   ------------
    Net Decrease from Investors' Transactions          (16,056,449)   (40,129,532)
                                                   ---------------   ------------
    Total Decrease in Net Assets                       (16,640,502)   (43,931,914)
NET ASSETS
Beginning of Period                                    276,998,018    320,929,932
                                                   ---------------   ------------
End of Period                                      $   260,357,516   $276,998,018
                                                   ===============   ============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                         FOR THE            FOR THE       FOR THE FISCAL YEAR ENDED MARCH 31,
                                     SIX MONTHS ENDED  FOUR MONTHS ENDED  ------------------------------------
                                     JANUARY 31, 2000    JULY 31, 1999      1999      1998     1997     1996
                                     ----------------  -----------------  --------  --------  -------  -------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                             0.38%(a)          0.40%(a)       0.38%     0.40%    0.43%    0.44%
  Net Investment Income                    4.31%(a)          4.10%(a)       4.26%     4.62%    4.75%    4.72%
Portfolio Turnover                           53%(b)             8%(b)         44%       51%      35%      41%

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JANUARY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The portfolio commenced operations on April 11, 1994. The portfolio's investment objective is to provide a high level of tax exempt income for New York residents consistent with moderate risk of capital. The portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio. At a meeting on November 12, 1998, the trustees elected to change the portfolio's fiscal year end from March 31 to July 31.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and wholly

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------
      owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. For the six months ended January 31, 2000, such fees amounted to $409,086.

      The portfolio may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory and shareholder servicing fees. For the six months ended January 31, 2000, J.P. Morgan has agreed to reimburse the portfolio $1,917 under this agreement.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended January 31, 2000, the fee for these services amounted to $1,076.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended January 31, 2000, the fee for these services amounted to $34,268.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $2,303 for the six months ended January 31, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JANUARY 31, 2000
--------------------------------------------------------------------------------
      as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $400.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended January 31, 2000 were as follows:

COST OF              PROCEEDS
PURCHASES           FROM SALES
---------          ------------
$137,080,551       $140,535,501

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

J.P. MORGAN FUNDS
     FEDERAL MONEY MARKET FUND
     PRIME MONEY MARKET FUND
     TAX EXEMPT MONEY MARKET FUND
     TAX AWARE ENHANCED INCOME FUND: SELECT SHARES
     SHORT TERM BOND FUND
     BOND FUND
     EMERGING MARKETS DEBT FUND
     GLOBAL STRATEGIC INCOME FUND
     TAX EXEMPT BOND FUND
     CALIFORNIA BOND FUND: SELECT SHARES
     NEW YORK TAX EXEMPT BOND FUND
     DIVERSIFIED FUND
     DISCIPLINED EQUITY FUND
     TAX AWARE U.S. EQUITY FUND: SELECT SHARES
     U.S. EQUITY FUND
     U.S. SMALL COMPANY FUND
     U.S. SMALL COMPANY OPPORTUNITIES FUND
     EMERGING MARKETS EQUITY FUND
     EUROPEAN EQUITY FUND
     GLOBAL 50 FUND: SELECT SHARES
     INTERNATIONAL EQUITY FUND
     INTERNATIONAL OPPORTUNITIES FUND



FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.
IMSAR299

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND

SEMIANNUAL REPORT
JANUARY 31, 2000